Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Accounts receivable
In millions	December 31,	2011	2010
Freight		$630	$585
Non-freight		206	211
Gross accounts receivable		836	796
Allowance for doubtful accounts		(16)	(21)
Net accounts receivable		$820	$775